Convertible Preferred Stock and Stockholders’ Equity - Schedule Of Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2019	Dec. 17, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Preferred Stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Carrying Amount	$ 0		$ 0
Series A convertible preferred stock
Class of Stock [Line Items]
Preferred Stock, shares authorized (in shares)			2,690,403
Preferred stock, shares issued (in shares)			2,690,403
Preferred stock, shares outstanding (in shares)			2,690,403
Carrying Amount	0		$ 448
Aggregate Liquidation Preference			$ 448
Issuance Price Per Share (in dollars per share)			$ 0.1667
Series A-1 convertible preferred stock
Class of Stock [Line Items]
Preferred Stock, shares authorized (in shares)			1,600,000
Preferred stock, shares issued (in shares)			1,600,000
Preferred stock, shares outstanding (in shares)			1,600,000
Carrying Amount	0		$ 800
Aggregate Liquidation Preference			$ 800
Issuance Price Per Share (in dollars per share)			$ 0.5000
Series B convertible preferred stock
Class of Stock [Line Items]
Preferred Stock, shares authorized (in shares)			6,108,000
Preferred stock, shares issued (in shares)			6,108,000
Preferred stock, shares outstanding (in shares)			6,108,000
Carrying Amount	0		$ 9,961
Aggregate Liquidation Preference			$ 9,999
Issuance Price Per Share (in dollars per share)			$ 1.6370
Series B-1 convertible preferred stock
Class of Stock [Line Items]
Preferred Stock, shares authorized (in shares)			2,492,570
Preferred stock, shares issued (in shares)			2,449,700
Preferred stock, shares outstanding (in shares)			2,449,700
Carrying Amount	0		$ 9,663
Aggregate Liquidation Preference			$ 9,714
Issuance Price Per Share (in dollars per share)			$ 3.9655
Series C convertible preferred stock
Class of Stock [Line Items]
Preferred Stock, shares authorized (in shares)			6,989,863
Preferred stock, shares issued (in shares)			6,989,863
Preferred stock, shares outstanding (in shares)			6,989,863
Carrying Amount	0		$ 41,799
Aggregate Liquidation Preference			$ 42,000
Issuance Price Per Share (in dollars per share)			$ 6.0087
Series D convertible preferred stock
Class of Stock [Line Items]
Preferred Stock, shares authorized (in shares)			2,176,297
Preferred stock, shares issued (in shares)			2,176,297
Preferred stock, shares outstanding (in shares)			2,176,297
Carrying Amount	$ 0		$ 40,305
Aggregate Liquidation Preference			$ 40,500
Issuance Price Per Share (in dollars per share)			$ 18.6096
Convertible preferred stock
Class of Stock [Line Items]
Preferred Stock, shares authorized (in shares)			22,057,133
Preferred stock, shares issued (in shares)			22,014,263
Preferred stock, shares outstanding (in shares)	0		22,014,263
Carrying Amount			$ 102,976
Aggregate Liquidation Preference			$ 103,461